Income Taxes - Summary of Reconciliation of Income Before the Provision of Income Taxes and Actual Provision for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes [Line Items]
Income before provision of income tax	¥ 487,819,233	$ 70,070,849	¥ 396,006,889	¥ 468,460,432
Income tax at statutory tax rate	121,954,808	17,517,712	99,001,722	117,115,108
Tax rate differential	(36,157,163)	(5,193,651)	(2,010,958)
Over-accrued EIT for previous years	(39,664,283)	(5,697,418)
Impact of tax rate change on opening balance of deferred tax	36,367,754	5,223,901
Utilization of net operating loss carry-forward	(9,708,887)	(1,394,594)
Non-deductible expenses	22,277,780	3,200,002	7,970,647	80,537
Research and development super-deduction	(9,961,515)	(1,430,882)	(12,520,141)
Non-taxable income	(3,587,542)	(515,318)	(2,497,058)	(1,213,877)
Change in valuation allowance	1,439,541	206,777	(861,658)	3,421,232
Income tax expenses	82,960,493	11,916,529	89,082,554	119,403,000
China [Member]
Income Taxes [Line Items]
Income before provision of income tax	¥ 474,699,082	$ 68,186,257	¥ 384,098,580
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%